Derivative Warrant Liability (Restated)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
DERIVATIVE WARRANT LIABILITY (RESTATED)
13	DERIVATIVE WARRANT LIABILITY (RESTATED)

In accordance with IAS32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group's equity (ordinary shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

		(Restated)
	No. of warrants	USD

At 1 January 2019	-	-
Issuance of warrants in connection with merger (note 25)	21,229,000	16,983,200
Fair value remeasurement of derivative warrant liability	-	(1,273,740)

At 31 December 2019	21,229,000	15,709,460

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea's 21,229,000 outstanding warrants were converted into the Group's warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2. Additional information is provided in note 25.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.